Biological Assets - Narrative (Details)	12 Months Ended
	Jun. 30, 2022 $ / g g	Jun. 30, 2021 g $ / g
Dried cannabis
Disclosure of information about agricultural produce [line items]
Biological assets produced (in grams) | g	73,371,000	111,153,000
Expected yield when harvested (in grams) | g	14,754,000	18,599,000
Indoor plants
Disclosure of information about agricultural produce [line items]
Weighted average fair value less cost to complete and cost to sell (in CAD per gram) | $ / g	3.12	2.22
Average stage of growth	50.00%	49.00%
Outdoor plants
Disclosure of information about agricultural produce [line items]
Weighted average fair value less cost to complete and cost to sell (in CAD per gram) | $ / g	0.13
Average stage of growth	38.00%